             [GRAPHIC]

             Smith Barney
             Arizona
             Municipals
             Fund Inc.

             ANNUAL REPORT

             May 31, 1999

             Smith Barney Mutual Funds

Smith Barney
Arizona
Municipals
Fund Inc.

                                         [PHOTO]            [PHOTO]

                                         HEATH B.           JOSEPH P.
                                         MCLENDON           DEANE

                                         Chairman           Vice President and
                                                            Investment Officer

Dear Shareholder:

We are pleased to present the annual report for the Smith Barney Arizona Municipals Fund Inc. ("Fund") for the year ended May 31, 1999 and outline our portfolio strategy. We hope you find this report to be useful and informative. We are pleased to announce that Joseph P. Deane assumed management responsibility for the Fund on February 2, 1999. Mr. Deane has over 28 years of investment experience and currently manages the Smith Barney Managed Municipals Fund, among many others. A detailed summary of the Fund's performance can be found in the appropriate sections that follow.

Performance Update

For the period ended May 31, 1999, the Class A shares of the Fund posted a total return of 3.79% without sales charges. In comparison, the average for Arizona tax-exempt funds was 3.63% for the same period according to Lipper Inc. (Lipper is a major independent fund tracking organization.)

Municipal Bond Market Update

In April, the Consumer Price Index ("CPI") increased 0.7% -- its largest monthly increase in nine years. With global economic growth picking up, inflationary fears surfaced. The Federal Reserve Board raised short-term interest rates 0.25% on June 30, 1999, and yields in the bond market went up.

Looking forward, and as we near the end of the millennium and the onset of Y2K, we believe that fixed income securities in the U.S. should experience solid demand. That, in turn, should provide a positive environment for municipal bonds for the remainder of 1999. We are positioning ourselves for modestly lower rates over the next six months, and if there is no repeat of a higher CPI number, we stand an excellent chance of seeing a modest decline in rates as we move toward the fall.


--------------------------------------------------------------------------------
Smith Barney Arizona Municipals Fund Inc.                                      1

Investment Strategy and Portfolio Update

The Fund is a diversified municipal fund that seeks to provide Arizona investors with the maximum amount of income exempt from Federal and Arizona state income taxes* as is consistent with the preservation of capital.

Our focus in the Fund will continue to be providing competitive yields with preservation of capital as an important component. In our view, Arizona is a state where local credits trade at a premium to general market levels. Credit quality spreads both locally and nationally are very narrow. High grade credits are at historically low spreads to BAA and non-investment grade paper. One of the key goals in the Fund will be to upgrade ratings whenever possible and to emphasize essential service revenue bonds such as water, sewer, toll roads and local utilities and to pare down some of our positions in health care.

Arizona Economic Highlights

Moody's Investors Services has assigned an "A1" rating with respect to Arizona's general obligation bonds. Arizona's impressive economic growth continued during the Fund's fiscal year and high technology industries and a growing retiree population have helped to broaden the diversification of its general economy. We remain positive about the Grand Canyon State's long-term economic prospects.

In closing, thank you for your investment in the Smith Barney Arizona Municipals Fund Inc. We look forward to continuing to help you pursue your financial goals.

Sincerely,


/s/ Heath B. McLendon                 /s/ Joseph P. Deane

Heath B. McLendon                     Joseph P. Deane
Chairman                              Vice President and
                                      Investment Officer

July 8, 1999

----------
* A portion of the income from this fund may be subject to the Alternative Minimum Income Tax (AMT).


--------------------------------------------------------------------------------
2                                             1999 Annual Report to Shareholders

--------------------------------------------------------------------------------

Principal Risks of Investing in the Fund

Investors could lose money on their investment in the Fund, or the Fund may not perform as well as other investments, if:

o     Interest rates rise, causing the value of the Fund's portfolio to decline

o The issuer of a security owned by the Fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded

o Arizona municipal securities fall out of favor with investors. The Fund will suffer more than a national municipal fund from adverse events affecting Arizona municipal issuers

o     Unfavorable legislation affects the tax-exempt status of municipal bonds

o The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
Smith Barney Arizona Municipals Fund Inc.                                      3

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                 Net Asset Value
                -----------------
                Beginning   End     Income     Capital Gain             Total
Year Ended       of Year  of Year  Dividends  Distributions  Capital  Returns(1)
================================================================================
5/31/99          $10.54    $10.31    $0.49        $0.13       $0.00      3.79%
--------------------------------------------------------------------------------
5/31/98           10.21     10.54     0.52         0.05        0.00      9.00
--------------------------------------------------------------------------------
5/31/97            9.95     10.21     0.53         0.00        0.00      8.06
--------------------------------------------------------------------------------
5/31/96           10.09      9.95     0.52         0.00        0.00      3.82
--------------------------------------------------------------------------------
5/31/95            9.82     10.09     0.54         0.06        0.00      9.38
--------------------------------------------------------------------------------
5/31/94           10.40      9.82     0.53         0.21        0.00      1.33
--------------------------------------------------------------------------------
5/31/93            9.84     10.40     0.57         0.08        0.02     12.92
--------------------------------------------------------------------------------
5/31/92            9.63      9.84     0.60         0.06        0.04      9.86
--------------------------------------------------------------------------------
5/31/91            9.49      9.63     0.68         0.00        0.00      8.92
--------------------------------------------------------------------------------
5/31/90            9.66      9.49     0.71         0.05        0.00      6.31
================================================================================
Total                                $5.69        $0.64       $0.06
================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                 Net Asset Value
                -----------------
                Beginning   End     Income     Capital Gain             Total
Year Ended       of Year  of Year  Dividends  Distributions  Capital  Returns(1)
================================================================================
5/31/99          $10.54    $10.30    $0.44        $0.13       $0.00      3.15%
--------------------------------------------------------------------------------
5/31/98           10.21     10.54     0.47         0.05        0.00      8.46
--------------------------------------------------------------------------------
5/31/97            9.95     10.21     0.48         0.00        0.00      7.53
--------------------------------------------------------------------------------
5/31/96           10.09      9.95     0.47         0.00        0.00      3.30
--------------------------------------------------------------------------------
5/31/95            9.82     10.09     0.49         0.06        0.00      8.78
--------------------------------------------------------------------------------
5/31/94           10.40      9.82     0.49         0.21        0.00      0.84
--------------------------------------------------------------------------------
Inception*
  - 5/31/93        9.97     10.40     0.29         0.08        0.01      8.31+
================================================================================
Total                                $3.13        $0.53       $0.01
================================================================================

--------------------------------------------------------------------------------
 Historical Performance -- Class L Shares(2)
--------------------------------------------------------------------------------

                 Net Asset Value
                -----------------
                Beginning   End     Income     Capital Gain             Total
Year Ended       of Year  of Year  Dividends  Distributions  Capital  Returns(1)
================================================================================
5/31/99          $10.53    $10.30    $0.43        $0.13       $0.00      3.21%
--------------------------------------------------------------------------------
5/31/98           10.21     10.53     0.47         0.05        0.00      8.30
--------------------------------------------------------------------------------
5/31/97            9.95     10.21     0.47         0.00        0.00      7.49
--------------------------------------------------------------------------------
5/31/96           10.09      9.95     0.47         0.00        0.00      3.26
--------------------------------------------------------------------------------
Inception*
  - 5/31/95        9.28     10.09     0.23         0.06        0.00     12.10+
================================================================================
Total                                $2.07        $0.24       $0.00
================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.


--------------------------------------------------------------------------------
4                                             1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Average Annual Total Return
--------------------------------------------------------------------------------

                                                   Without Sales Charge(1)
                                               ---------------------------------
                                               Class A    Class B     Class L(2)
================================================================================
Year Ended 5/31/99                               3.79%      3.15%       3.21%
--------------------------------------------------------------------------------
Five Years Ended 5/31/99                         6.78       6.21         N/A
--------------------------------------------------------------------------------
Ten Years Ended 5/31/99                          7.29        N/A         N/A
--------------------------------------------------------------------------------
Inception* through 5/31/99                       7.30       6.11        7.64
================================================================================

                                                   Without Sales Charge(3)
                                               ---------------------------------
                                               Class A    Class B     Class L(2)
================================================================================
Year Ended 5/31/99                              (0.37)%    (1.24)%      1.17%
--------------------------------------------------------------------------------
Five Years Ended 5/31/99                         5.91       6.06         N/A
--------------------------------------------------------------------------------
Ten Years Ended 5/31/99                          6.85        N/A         N/A
--------------------------------------------------------------------------------
Inception* through 5/31/99                       6.94       6.11        7.41
================================================================================

--------------------------------------------------------------------------------
Cumulative Total Return
--------------------------------------------------------------------------------

                                                         Without Sales Charge(1)
================================================================================
Class A (5/31/89 through 5/31/99)                                 102.06%
--------------------------------------------------------------------------------
Class B (Inception* through 5/31/99)                               47.63
--------------------------------------------------------------------------------
Class L (Inception* through 5/31/99)(2)                            39.07
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2)   On June 12, 1998, Class C shares were renamed Class L shares.
(3) Assumes reinvestment of all dividends and capital gains distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 4.00% and 1.00%, respectively. Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase.
 + Total return is not annualized, as it may not be representative of the total return for the year.
 * Inception dates for Class A, B and L shares are June 1, 1987, November 6, 1992 and December 8, 1994, respectively.


--------------------------------------------------------------------------------
Smith Barney Arizona Municipals Fund Inc.                                      5

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

                Growth of $10,000 Invested in Class A Shares of
                 Smith Barney Arizona Municipals Fund Inc. vs.
                  the Lehman Brothers Municipal Bond Index and
                     Lipper Arizona Municipal Fund Average+

------------------------------------------------------------------------------
                             May 1989 -- May 1999

                                 [GRAPH LINE]

                                 Smith Barney
                                   Arizona      Lehman Brothers   Lipper Arizona
                                 Municipals         Municipal       Peer Group
                                  Fund Inc.        Bond Index        Average
                                  ---------        ----------        -------
05/89                               10277            10000            10000
05/90                               10925            10732            10596
05/91                               11900            11814            11500
05/92                               13073            12974            12655
05/93                               14762            14527            14241
05/94                               14958            14885            14470
05/95                               16360            16242            15773
05/96                               16985            16985            16331
05/97                               18355            18391            17601
05/98                               20007            20117            19137
05/99                               20766            21058            19832

+ Hypothetical illustration of $10,000 invested in Class A shares on May 31, 1989, assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through May 31, 1999. The Lehman Brothers Municipal Bond Index is a broad based, total return index comprised of investment grade, fixed rate municipal bonds selected from issues larger than $50 million issued since January 1991. The Lipper Arizona Municipal Fund Average is composed of the Fund's peer group of mutual funds (39 funds as of May 31, 1999). The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


--------------------------------------------------------------------------------
6                                             1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Portfolio Highlights (unaudited)                                    May 31, 1999
--------------------------------------------------------------------------------

Industry Breakdown

                                  [PIE CHART]

Hospitals                                         14.6%
General Obligations                               25.6%
Water and Sewer                                    8.0%
Utility                                            3.7%
Transportation                                     5.1%
Pollution Control                                  4.5%
Miscellaneous                                      7.0%
Life Care Systems                                  2.7%
Industrial Development                            15.4%
Housing                                           13.4%

Summary of Investments by Combined Ratings

                                     Standard &           Percentage of
  Moody's           and/or             Poor's            Total Investments
--------------------------------------------------------------------------------
    Aaa                                 AAA                     55.1%
    Aa                                  AA                      20.1
     A                                   A                       6.2
    Baa                                 BBB                      6.1
     B                                   B                       1.5
   VMIG 1                               A-1                      0.3
    NR                                  NR                      10.7
                                                               -----
                                                               100.0%
                                                               =====

--------------------------------------------------------------------------------
Smith Barney Arizona Municipals Fund Inc.                                      7

--------------------------------------------------------------------------------
Schedule of Investments                                             May 31, 1999
--------------------------------------------------------------------------------

   FACE
  AMOUNT  RATING(a)                      SECURITY                                   VALUE
=============================================================================================

General Obligation -- 25.6%
                 Maricopa County Elementary School District 68:
$1,000,000  AAA    Alhambra Refunding and Improvement Project,
                     AMBAC-Insured, (Partially Pre-Refunded -- Escrowed
                     with U.S. government securities to 7/1/03 Call @ 102),
                     5.625% due 7/1/13                                             $1,062,500
   635,000  AAA    School District No. 80, Chandler Unified School District,
                     FGIC-Insured, (Unrefunded Balance),
                     5.800% due 7/1/12                                                673,894
                 Maricopa County GO:
                   Elementary School District No. 8,
                     Osborne Elementary School District:
   600,000  AAA        FGIC-Insured, (Partially Pre-Refunded--
                         Escrowed with U.S. government securities to
                         7/1/06 Call @ 101), 5.875% due 7/1/14                        644,250
 1,000,000  A1*        7.500% due 7/1/09                                            1,235,000
   650,000  AAA    Elementary School District No. 14, (Creighton School
                     Improvement Project 1990), Series C, FGIC-Insured,
                     (Partially escrowed to maturity with U.S. government
                     securities), 6.500% due 7/1/08                                   748,313
 1,000,000  AAA    Elementary School District No. 40, (Glendale School
                     Improvement), AMBAC-Insured, 6.300% due 7/1/11                 1,100,000
                   Unified School District No. 11, Peoria Unified School
                     District, MBIA-Insured, (Un-Refunded Balance):
   635,000  AAA        6.400% due 7/1/10                                              667,544
   500,000  AAA        7.000% due 7/1/10                                              532,500
                 Maricopa County Unified High School District No. 210,
                   GO, (Phoenix Project of 1995):
 1,000,000  AA     Series B, (Partially Pre-Refunded-- Escrowed with
                     U.S. government securities to 7/1/06 Call @ 101),
                     5.375% due 7/1/13(b)                                           1,070,000
   370,000  AAA    Union High School District No. 216, FGIC-Insured,
                     (Unrefunded Balance), 6.700% due 7/1/11                          383,368
 1,000,000  AA       4.750% due 7/1/17                                                950,000
 1,250,000  AA+  Phoenix Civic Improvement Corp., (New City Hall Project),
                   5.100% due 7/1/28                                                1,209,375
                 Phoenix GO:
 1,400,000  AA+    Refunding, Series A, 6.250% due 7/1/17                           1,597,750
 1,100,000  AA+    4.750% due 7/1/19                                                1,040,875
   400,000  A+   Phoenix Special Assignment, Central Avenue
                   Improvement District, 7.000% due 1/1/06                            405,092
 1,000,000  AAA  Pima County GO, Unified School District No. 1, Tucson,
                   FGIC-Insured, 7.500% due 7/1/10                                  1,246,250
   500,000  AAA  Pinal County Unified School District No. 43, GO,
                   Apache Junction, Series A, FGIC-Insured,
                   5.850% due 7/1/15                                                  536,875

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
8                                             1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                                 May 31, 1999
--------------------------------------------------------------------------------

   FACE
  AMOUNT  RATING(a)                      SECURITY                                   VALUE
===============================================================================================

General Obligation -- 25.6% (continued)
$  200,000  A-1+   Puerto Rico Commonwealth Government Development Bank,
                     MBIA-Insured, 3.000% due 12/1/15(c)                             $  200,000
   500,000  A      Scottsdale Mountain Communication Facilities District, GO,
                     District No. 3, Series A, 6.200% due 7/1/17                        518,125
                   Tempe Union High School District No. 213, GO, FGIC-Insured:
   715,000  NR       Pre-Refunded -- Escrowed with state and local
                       government securities to 7/1/04 Call @ 101,
                       6.000% due 7/1/10                                                782,925
   285,000  NR       Un-Refunded Balance, 6.000% due 7/1/10                             305,306
-----------------------------------------------------------------------------------------------
                                                                                     16,909,942
-----------------------------------------------------------------------------------------------
Hospitals -- 14.6%
   750,000  AAA    Arizona Health Facilities Authority, Hospital Systems Revenue,
                     Northern Arizona Healthcare Systems, AMBAC-Insured,
                     5.000% due 10/1/23                                                 722,813
 1,500,000  AAA    Maricopa County Hospital District No. 1, AMBAC-Insured,
                     5.000% due 6/1/21                                                1,453,125
                   Maricopa County Hospital Revenue, Sun Health Corp.:
 1,500,000  Baa1*    5.900% due 4/1/09                                                1,620,000
 1,000,000  Baa1*    6.125% due 4/1/18                                                1,073,750
 2,000,000  AA+    Maricopa County IDA, Hospital Revenue, Mayo Clinic,
                     5.250% due 11/15/37                                              1,947,500
   500,000  AAA    Maricopa County IDA, Hospital Revenue, Series A,
                     Samaritan Health Services, MBIA-Insured,
                     7.000% due 12/1/16                                                 612,500
 1,000,000  AAA    Mohave County IDA, Hospital Systems Revenue,
                     Baptist Hospital, MBIA-Insured, 5.700% due 9/1/15                1,057,500
 1,070,000  AAA    Phoenix IDA, Hospital Revenue, John C. Lincoln Hospital,
                     FSA-Insured, 5.400% due 12/1/10                                  1,124,837
-----------------------------------------------------------------------------------------------
                                                                                      9,612,025
-----------------------------------------------------------------------------------------------
Housing -- 13.4%
                   Maricopa County IDA, Multi-Family Housing Revenue:
 2,125,000  NR       Stanford Court Apartments, Series B,
                       6.250% due 7/1/18(d)                                           2,148,906
                     Metro Gardens-Mesa Ridge Project, Series A, MBIA-Insured:
   500,000  AAA        5.650% due 7/1/19                                                520,625
 1,750,000  AAA        5.150% due 7/1/29                                              1,732,500
                   Phoenix IDA:
   650,000  AAA      Mortgage Revenue, (Chris Ridge Village Project),
                       FHA-Insured, 6.750% due 11/1/12                                  689,813
 1,000,000  AA       Multi-Family Housing Revenue, Woodstone & Silver Springs,
                       6.250% due 4/1/23                                              1,051,250
   365,000  AAA      Single-Family Mortgage Revenue,
                       GNMA/FNMA/FHLMC-Collateralized, 6.300% due 12/1/12(e)            384,163
                   Pima County IDA, Multi-Family Housing Revenue:
   460,000  AA       Rancho Mirage Project, 7.050% due 4/1/22(e)                        483,000
   880,000  AAA      Single-Family Mortgage Revenue, GNMA-Collateralized,
                       6.750% due 11/1/27(e)                                            927,300

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Arizona Municipals Fund Inc.                                      9

--------------------------------------------------------------------------------
Schedule of Investments (continued)                                 May 31, 1999
--------------------------------------------------------------------------------

   FACE
  AMOUNT  RATING(a)                      SECURITY                                   VALUE
==============================================================================================

Housing -- 13.4% (continued)
$  640,000   AAA  Single-Family Mortgage Revenue, Series A,
                    GNMA/FNMA/FHLMC-Collateralized,
                    6.250% due 11/1/30(e)                                           $  668,000
   235,000   AAA  Sierra Vista IDA, Multi-Family Housing,
                    (Mountain Steppes Apartment Project),
                    FNMA-Collateralized, 7.125% due 12/1/10                            235,540
----------------------------------------------------------------------------------------------
                                                                                     8,841,097
----------------------------------------------------------------------------------------------
Industrial Development -- 15.4%
 1,000,000   NR   Flagstaff IDA, Living Community Revenue,
                    (Northern Community Project), 6.200% due 9/1/28                  1,008,750
 1,790,000   AAA  Maricopa County IDA, Series A, Multi-Family
                    Housing Revenue, Mortgage Loan, FHA-Insured,
                    5.900% due 7/1/24                                                1,843,700
 1,000,000   AA-  Mohave County IDA, IDR, (Citizens Utility Project), Series
                    B, 7.050% due 8/1/20(d)                                          1,041,600
   750,000   NR   Navajo County IDA, IDR, (Stone Container Corp. Project),
                    7.400% due 4/1/26(e)                                               822,188
                  Pima County IDA, Industrial Revenue Refunding:
   715,000   AAA    FSA-Insured, 7.250% due 7/15/10                                    787,394
 1,000,000   B      Tucson Electric Power Co. Project, Series B,
                      6.000% due 9/1/29(d)                                           1,000,000
                  Tempe IDA, IDR, Friendship Village Refunding, Series A:
   350,000   NR     6.200% due 12/1/03                                                 353,937
   250,000   NR     6.250% due 12/1/04                                                 252,500
 1,000,000   AA   Tucson COP, 6.375% due 7/1/09(d)                                   1,073,750
   890,000   AAA  Tucson Local Development Finance Corp., Lease Revenue,
                    FGIC-Insured, (Unrefunded Balance), 6.250% due 7/1/12              954,525
 1,000,000   AA-  Yavapai County IDA, IDR, Citizens Utilities Co. Project,
                    5.450% due 6/1/33(e)                                             1,012,500
----------------------------------------------------------------------------------------------
                                                                                    10,150,844
----------------------------------------------------------------------------------------------
Life Care Systems -- 2.7%
   379,000    NR  Peoria IDA, (Sierra Winds Life Care Project),
                    6.500% due 11/1/17                                                 379,000
 1,355,000   AAA  Phoenix IDA, Christian Care, Series A,
                    FHA/MBIA-Insured, 6.000% due 7/1/20                              1,432,912
----------------------------------------------------------------------------------------------
                                                                                     1,811,912
----------------------------------------------------------------------------------------------
Miscellaneous -- 7.0%
   520,000   AAA  Arizona State COP, Series B, AMBAC-Insured,
                    6.250% due 9/1/10                                                  562,900
   250,000   AAA  Arizona State Municipal Financing Program, COP, Series 20,
                    BIG-Insured, (Escrowed to maturity with U.S. government
                    securities), 7.625% due 8/1/06                                     286,250
   750,000   Aa*  Arizona Student Loan Revenue Acquisition Authority, Series
                    B, 6.600% due 5/1/10(e)                                            799,688

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                                 May 31, 1999
--------------------------------------------------------------------------------

   FACE
  AMOUNT  RATING(a)                      SECURITY                                   VALUE
==============================================================================================

Miscellaneous -- 7.0% (continued)
$  500,000   AAA  Casa Grande Excise Tax Revenue, FGIC-Insured,
                    6.200% due 4/1/15                                               $  543,125
 1,665,000   AAA  Scottsdale Preservation Authority, Excise Tax Revenue,
                    FGIC-Insured, 4.500% due 7/1/24                                  1,498,500
                  Sierra Vista Municipal Property Corp., AMBAC-Insured:
   355,000   AAA    6.000% due 1/1/11                                                  382,956
   500,000   AAA    6.150% due 1/1/15                                                  543,750
----------------------------------------------------------------------------------------------
                                                                                     4,617,169
----------------------------------------------------------------------------------------------
Pollution Control -- 4.5%
                  Coconino County Pollution Control Corp. Revenue Refunding:
 1,000,000   A-     Arizona Public Service Co., Series A,
                      5.875% due 8/15/28                                             1,025,000
 1,000,000   BBB    Nevada Power Co. Project, 6.375% due 10/1/36(e)                  1,070,000
   850,000   A-   Navajo County PCR, Arizona Public Service Co., Series A,
                    5.875% due 8/15/28                                                 871,250
----------------------------------------------------------------------------------------------
                                                                                     2,966,250
----------------------------------------------------------------------------------------------
Transportation -- 5.1%
 3,500,000   AAA  Phoenix Civic Improvement Corp., (Airport Revenue), Sr.
                    Lien, FSA-Insured, Series A, 5.000% due 7/1/25                   3,377,500
----------------------------------------------------------------------------------------------
Utility -- 3.7%
 1,000,000   AAA  Maricopa County IDA, Water System Revenue,
                    Chapparral Water Co. Improvement, Series A,
                    AMBAC-Insured, 5.400% due 12/1/22(e)                             1,005,000
 1,200,000   AAA  Phoenix Civic Improvement Corp., Water Systems Revenue,
                    FGIC-Insured, 5.000% due 7/1/19                                  1,165,500
   250,000   BBB  Prescott Valley Improvement District, Special Assessment,
                    Sewer Collection System, Roadway Repair,
                    7.900% due 1/1/12                                                  281,562
----------------------------------------------------------------------------------------------
                                                                                     2,452,062
----------------------------------------------------------------------------------------------
Water and Sewer -- 8.0%
 1,000,000   AAA  Chandler Water & Sewer Revenue Refunding, FGIC-Insured,
                    6.250% due 7/1/13                                                1,076,250
 1,000,000   NR   Gilbert Water Reserve Municipal Property Corp., Water &
                    Wastewater Systems Revenue, Sub-Lien -- Connection
                    Development Fee, 6.875% due 4/1/16                               1,030,000
 1,000,000   Aaa* Pima County Metropolitan Domestic Water Improvement
                    District, FGIC-Insured, 4.875% due 1/1/19                          966,250
 1,700,000   AAA  Prescott Valley Water District Revenue, MBIA-Insured,
                    4.875% due 1/1/19                                                1,636,250

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Arizona Municipals Fund Inc.                                     11

--------------------------------------------------------------------------------
Schedule of Investments (continued)                                 May 31, 1999
--------------------------------------------------------------------------------

   FACE
  AMOUNT  RATING(a)                      SECURITY                                   VALUE
=============================================================================================

Water and Sewer -- 8.0% (continued)
                  Sedona Wastewater Municipal Property Corp.
                    Excise Tax Revenue, Capital Appreciation, MBIA-Insured:
$1,000,000   AAA      Zero coupon due 7/1/23                                       $   278,750
 1,000,000   AAA      Zero coupon due 7/1/24                                           263,750
----------------------------------------------------------------------------------------------
                                                                                     5,251,250
----------------------------------------------------------------------------------------------
                  TOTAL INVESTMENTS -- 100%
                  (Cost -- $63,667,180**)                                          $65,990,051
==============================================================================================

(a) All ratings are by Standard & Poor's Ratings Service with the exception of those identified by an asterisk (*), which are rated by Moody's Investor Service, Inc.
(b) Pre-Refunded bonds escrowed with U.S. government securities and bonds escrowed to maturity with U.S. government securities are considered by the investment adviser to be triple-A rated even if issuer has not applied for new ratings.
(c) Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(d)   Security segregated by Custodian for open purchase commitment.
(e) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
**    Aggregate cost for Federal income tax purposes is substantially the same.

      See pages 13 and 14 for definitions of ratings and certain security descriptions.


--------------------------------------------------------------------------------
12                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Bond Ratings (unaudited)
--------------------------------------------------------------------------------

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA     -- Bonds rated "AAA" have the highest rating assigned by Standard &
           Poor's. Capacity to pay interest and repay principal is extremely strong.

AA      -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A       -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB     -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB      -- Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B       -- Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

Moody's Investor Service, Inc. ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa     -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa      -- Bonds rated "Aa" are judged to be of high quality by all standards.
           Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A       -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa     -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Fitch Investor Services, Inc. ("Fitch") -- Ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

A       -- Bonds which are rated "A" are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than securities with higher ratings.


--------------------------------------------------------------------------------
Smith Barney Arizona Municipals Fund Inc.                                     13

--------------------------------------------------------------------------------
Bond Ratings (unaudited) (continued)
--------------------------------------------------------------------------------

BBB     -- Bonds which are rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

NR      -- Indicates that the bond is not rated by Standard & Poor's, Moody's or Fitch.

--------------------------------------------------------------------------------
Short-Term Security Ratings (unaudited)
--------------------------------------------------------------------------------

SP-1    -- Standard & Poor's highest rating indicating very strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1     -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1  -- Moody's highest rating for issues having a demand feature -- VRDO.

P-1     -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

-----------------------------------------------------------------------------
Security Descriptions (unaudited)
-----------------------------------------------------------------------------

ABAG    -- Association of Bay Area Governments
AIG     -- American International Guaranty
AMBAC   -- AMBAC Indemnity Corporation
BAN     -- Bond Anticipation Notes
BIG     -- Bond Investors Guaranty
CGIC    -- Capital Guaranty Insurance
CHFCLI  -- California Health Facility Construction Loan Insurance
CONNIE
  LEE   -- College Construction Loan Insurance Association
COP     -- Certificate of Participation
EDA     -- Economic Development Authority
FGIC    -- Financial Guaranty Insurance Company
FHA     -- Federal Housing Administration
FHLMC   -- Federal Home Loan Mortgage Corporation
FLAIRS  -- Floating Adjustable Interest Rate Securities
FNMA    -- Federal National Mortgage Association
FRTC    -- Floating Rate Trust Certificates
FSA     -- Financial Security Assurance
GIC     -- Guaranteed Investment Contract
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HDC     -- Housing Development Corporation
HFA     -- Housing Finance Authority
IDA     -- Industrial Development Authority
IDB     -- Industrial Development Board
IDR     -- Industrial Development Revenue
INFLOS  -- Inverse Floaters Company
ISD     -- Independent School District
LOC     -- Letter of Credit
MBIA    -- Municipal Bond Investors Assurance Corporation
MVRICS  -- Municipal Variable Rate Inverse Coupon Security
PCR     -- Pollution Control Revenue
PSF     -- Permanent School Fund
RAN     -- Revenue Anticipation Notes
RIBS    -- Residual Interest Bonds
RITES   -- Residual Interest Tax-Exempt Securities
SYCC    -- Structured Yield Curve Certificate
TAN     -- Tax Anticipation Notes
TECP    -- Tax-Exempt Commercial Paper
TOB     -- Tender Option Bonds
TRAN    -- Tax and Revenue Anticipation Notes
VA      -- Veterans Administration
VRDD    -- Variable Rate Daily Demand
VRWE    -- Variable Rate Wednesday Demand


--------------------------------------------------------------------------------
14                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 May 31, 1999
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (Cost -- $63,667,180)                      $ 65,990,051
  Cash                                                                   60,204
  Interest receivable                                                 1,229,819
  Receivable for Fund shares sold                                       104,452
  Receivable for securities sold                                         25,000
--------------------------------------------------------------------------------
  Total Assets                                                       67,409,526
--------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                                      203,107
  Dividends payable                                                     112,828
  Investment advisory fees payable                                       16,379
  Administration fees payable                                            10,919
  Distribution fees payable                                               3,122
  Accrued expenses                                                       66,263
--------------------------------------------------------------------------------
  Total Liabilities                                                     412,618
--------------------------------------------------------------------------------
Total Net Assets                                                   $ 66,996,908
================================================================================
NET ASSETS:
  Par value of shares of beneficial interest                       $      6,500
  Capital paid in excess of par value                                64,679,396
  Overdistributed net investment income                                (116,166)
  Accumulated net realized gain from
    security transactions                                               104,307
  Net unrealized appreciation of investments                          2,322,871
--------------------------------------------------------------------------------
Total Net Assets                                                   $ 66,996,908
================================================================================
Shares Outstanding:
  Class A                                                             4,488,997
  ------------------------------------------------------------------------------
  Class B                                                             1,850,399
  ------------------------------------------------------------------------------
  Class L                                                               160,344
  ------------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                         $10.31
  ------------------------------------------------------------------------------
  Class B*                                                               $10.30
  ------------------------------------------------------------------------------
  Class L**                                                              $10.30
  ------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 4.17%
    of net asset value per share)                                        $10.74
--------------------------------------------------------------------------------
  Class L (net asset value plus 1.01%
    of net asset value per share)                                        $10.40
================================================================================

 * Redemption price is NAV of Class B shares reduced by 4.50% CDSC if shares are redeemed within one year from purchase (See Note 4).
** Redemption price is NAV of Class L shares reduced by 1.00% CDSC if shares are redeemed within the first year of purchase.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Arizona Municipals Fund Inc.                                     15

--------------------------------------------------------------------------------
Statement of Operations                          For the Year Ended May 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest                                                         $  3,777,279
--------------------------------------------------------------------------------
EXPENSES:
  Distribution fees (Note 4)                                            208,269
  Investment advisory fees (Note 4)                                     206,144
  Administration fees (Note 4)                                          137,430
  Audit and legal                                                        50,361
  Shareholder and system servicing fees                                  27,998
  Shareholder communications                                             26,331
  Registration fees                                                      22,711
  Directors' fees                                                        13,712
  Pricing service fees                                                    7,671
  Custody                                                                 4,123
  Other                                                                  10,353
--------------------------------------------------------------------------------
  Total Expenses                                                        715,103
--------------------------------------------------------------------------------
Net Investment Income                                                 3,062,176
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS (NOTE 5):
  Realized Gain From Security Transactions
  (excluding short-term securities):
    Proceeds from sales                                              29,644,073
    Cost of securities sold                                          29,102,074
--------------------------------------------------------------------------------
  Net Realized Gain                                                     541,999
--------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation
    of Investments:
    Beginning of year                                                 3,489,828
    End of year                                                       2,322,871
--------------------------------------------------------------------------------
  Decrease in Net Unrealized Appreciation                            (1,166,957)
--------------------------------------------------------------------------------
Net Loss on Investments                                                (624,958)
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                             $  2,437,218
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
16                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets                  For the Years Ended May 31,
--------------------------------------------------------------------------------

                                                      1999             1998
================================================================================
OPERATIONS:
  Net investment income                           $  3,062,176     $  2,908,682
  Net realized gain                                    541,999          752,174
  Increase (decrease) in net
    unrealized appreciation                         (1,166,957)       1,497,511
--------------------------------------------------------------------------------
  Increase in Net Assets
    From Operations                                  2,437,218        5,158,367
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM (NOTE 3):
  Net investment income                             (3,111,183)      (3,022,096)
  Net realized gains                                  (875,676)        (268,132)
--------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                   (3,986,859)      (3,290,228)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares                   9,529,906       13,482,281
  Net asset value of shares issued
    for reinvestment of dividends                    2,340,052        1,888,919
  Cost of shares reacquired                        (10,102,134)      (8,472,997)
--------------------------------------------------------------------------------
  Increase in Net Assets From
    Fund Share Transactions                          1,767,824        6,898,203
--------------------------------------------------------------------------------
Increase in Net Assets                                 218,183        8,766,342

NET ASSETS:
  Beginning of year                                 66,778,725       58,012,383
--------------------------------------------------------------------------------
  End of year*                                    $ 66,996,908     $ 66,778,725
================================================================================
* Includes overdistributed net investment
    income of:                                    $   (116,166)    $    (67,159)
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Arizona Municipals Fund Inc.                                     17

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Smith Barney Arizona Municipals Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and ask prices provided by an independent pricing service; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on an accrual basis; market discount is recognized upon the disposition of the security; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At May 31, 1999, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Fund Concentration

Since the Fund invests primarily in obligations of issuers within Arizona, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting Arizona.

3. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from


--------------------------------------------------------------------------------
18                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

4. Investment Advisory Agreement, Administration Agreement And
   Affiliated Transactions

SSBC Fund Management Inc. ("SSBC"), formerly known as Mutual Management Corp., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Fund pays SSBC an investment advisory fee calculated at an annual rate of 0.30% of average daily net assets. This fee is calculated daily and paid monthly.

SSBC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500 million and 0.18% of the average daily net assets in excess of $500 million. This fee is calculated daily and paid monthly.

On October 8, 1998, CFBDS, Inc. became the Fund's distributor. Prior to that date Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, was the Fund's distributor. SSB, as well as certain other broker-dealers, continues to sell Fund shares to the public as a member of the selling group.

On June 12, 1998, the Portfolio's existing Class C shares were renamed Class L shares. Effective June 15, 1998, Class L shares are being sold at net asset value plus a maximum initial sales charge of 1.00%. Class L shares, also have a 1.00% contingent deferred sales charge ("CDSC"), which applies if redemption occurs within the first year of purchase. There is also a CDSC of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. In addition, Class A shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended May 31, 1999, CFBDS received sales charges of $86,000 and $9,000 on sales of the Fund's Class A and Class L shares, respectively. In addition, CDSCs paid to CFBDS for Class A and B shares were approximately $15,000 and $6,000, respectively.


--------------------------------------------------------------------------------
Smith Barney Arizona Municipals Fund Inc.                                     19

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at an annual rate of 0.15% of the average daily net assets for each class. In addition, the Fund pays a distribution fee with respect to its Class B and L shares calculated at an annual rate of 0.50% and 0.55%, respectively, of the average daily net assets for each class. For the year ended May 31, 1999, total Distribution Plan fees were:

                                          Class A         Class B       Class L
================================================================================
Distribution Plan Fees                    $71,707        $127,508        $9,054
================================================================================

All officers and one Director of the Fund are employees of SSB.

5. Investments

During the year ended May 31, 1999, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                            $27,652,931
--------------------------------------------------------------------------------
Sales                                                                 29,644,073
================================================================================

At May 31, 1999, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                        $2,700,567
Gross unrealized depreciation                                          (377,696)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $2,322,871
================================================================================

6. Capital Shares

At May 31, 1999, the Fund had 500 million shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, specifically related to the distribution of its shares. Effective June 12, 1998, the Fund adopted the renaming of existing Class C shares as Class L shares.

At May 31, 1999, total paid-in capital amounted to the following for each class:

                                          Class A         Class B       Class L
================================================================================
Total Paid-in Capital                  $43,828,334      $19,213,066   $1,644,496
================================================================================


--------------------------------------------------------------------------------
20                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Transactions in shares of each class were as follows:

                                 Year Ended                    Year Ended
                                May 31, 1999                  May 31, 1998
                          ------------------------     -------------------------
                            Shares       Amount          Shares        Amount
================================================================================
Class A
Shares sold                565,684    $  5,979,130      989,126    $ 10,375,485
Shares issued on
  reinvestment             159,517       1,675,545      124,423       1,301,820
Shares reacquired         (617,474)     (6,479,448)    (384,350)     (4,020,356)
--------------------------------------------------------------------------------
Net Increase               107,727    $  1,175,227      729,199    $  7,656,949
================================================================================
Class B
Shares sold                255,767    $  2,691,766      280,136    $  2,930,544
Shares issued on
  reinvestment              58,850         617,705       52,631         550,361
Shares reacquired         (335,973)     (3,529,430)    (408,288)     (4,266,089)
--------------------------------------------------------------------------------
Net Decrease               (21,356)   $   (219,959)     (75,521)   $   (785,184)
================================================================================
Class L(1)
Shares sold                 81,638    $    859,010       16,759    $    176,252
Shares issued on
  reinvestment               4,462          46,802        3,514          36,738
Shares reacquired           (8,855)        (93,256)     (17,801)       (186,552)
--------------------------------------------------------------------------------
Net Increase                77,245    $    812,556        2,472    $     26,438
================================================================================

(1)   On June 12, 1998, Class C shares were renamed Class L shares


--------------------------------------------------------------------------------
Smith Barney Arizona Municipals Fund Inc.                                     21

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended May 31, except where noted:

Class A Shares              1999(1)      1998       1997       1996      1995
================================================================================
Net Asset Value,
  Beginning of Year         $ 10.54    $ 10.21    $  9.95    $ 10.09    $  9.82
--------------------------------------------------------------------------------
Income (Loss) From
  Operations:
  Net investment
    income (2)                 0.49       0.50       0.53       0.53       0.54
  Net realized and
    unrealized gain
    (loss)                    (0.10)      0.40       0.26      (0.15)      0.33
--------------------------------------------------------------------------------
Total Income From
  Operations                   0.39       0.90       0.79       0.38       0.87
--------------------------------------------------------------------------------
Less Distributions From:
  Net investment income       (0.49)     (0.52)     (0.53)     (0.52)     (0.54)
  Net realized gains          (0.13)     (0.05)        --         --      (0.06)
--------------------------------------------------------------------------------
Total Distributions           (0.62)     (0.57)     (0.53)     (0.52)     (0.60)
--------------------------------------------------------------------------------
Net Asset Value,
  End of Year               $ 10.31    $ 10.54    $ 10.21    $  9.95    $ 10.09
--------------------------------------------------------------------------------
Total Return                   3.79%      9.00%      8.06%      3.82%      9.38%
--------------------------------------------------------------------------------
Net Assets, End of
  Year (000s)               $46,279    $46,183    $37,304    $40,917    $43,222
--------------------------------------------------------------------------------
Ratios to Average
  Net Assets:
    Expenses (2)               0.88%      0.85%      0.88%      0.82%      0.82%
    Net investment
      income                   4.64       4.87       5.17       5.20       5.37
--------------------------------------------------------------------------------
Portfolio Turnover Rate          41%        42%        27%        22%        21%
================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.
(2) The investment adviser waived all or part of its fees for each of the two years ended May 31, 1996. If such fees were not waived, the per share effect on net investment income and the expense ratios would have been as follows:

              Per Share Decreases               Expense Ratios
            to Net Investment Income           Without Fee Waiver
            ------------------------           ------------------
               1996          1995                1996      1995
               ----          ----                ----      ----
              $0.02         $0.04                0.99%     1.01%


--------------------------------------------------------------------------------
22                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended May 31, except where noted:

Class B Shares              1999(1)     1998       1997       1996      1995
================================================================================
Net Asset Value,
  Beginning of Year        $ 10.54    $ 10.21    $  9.95    $ 10.09    $  9.82
--------------------------------------------------------------------------------
Income (Loss) From
  Operations:
  Net investment
    income (2)                0.43       0.45       0.48       0.48       0.49
  Net realized
    and unrealized
    gain (loss)              (0.10)      0.40       0.26      (0.15)      0.33
--------------------------------------------------------------------------------
Total Income From
  Operations                  0.33       0.85       0.74       0.33       0.82
--------------------------------------------------------------------------------
Less Distributions From:
   Net investment income     (0.44)     (0.47)     (0.48)     (0.47)     (0.49)
   Net realized gains        (0.13)     (0.05)        --         --      (0.06)
--------------------------------------------------------------------------------
Total Distributions          (0.57)     (0.52)     (0.48)     (0.47)     (0.55)
--------------------------------------------------------------------------------
Net Asset Value,
  End of Year              $ 10.30    $ 10.54    $ 10.21    $  9.95    $ 10.09
--------------------------------------------------------------------------------
Total Return                  3.15%      8.46%      7.53%      3.30%      8.78%
--------------------------------------------------------------------------------
Net Assets, End of
  Year (000s)              $19,066    $19,721    $19,886    $22,369    $22,838
--------------------------------------------------------------------------------
Ratios to Average
  Net Assets:
  Expenses (2)                1.42%      1.38%      1.39%      1.33%      1.33%
  Net investment
    income                    4.11       4.35       4.66       4.69       4.85
--------------------------------------------------------------------------------
Portfolio Turnover
  Rate                          41%        42%        27%        22%        21%
================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.
(2) The investment adviser waived all or part of its fees for each of the two years ended May 31, 1996. If such fees were not waived, the per share effect on net investment income and the expense ratios would have been as follows:

              Per Share Decreases               Expense Ratios
            to Net Investment Income           Without Fee Waiver
            ------------------------           ------------------
               1996          1995                1996      1995
               ----          ----                ----      ----
               $0.02         $0.03               1.50%     1.52%


--------------------------------------------------------------------------------
Smith Barney Arizona Municipals Fund Inc.                                     23

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended May 31, except where noted:

Class L Shares(1)           1998(2)     1998      1997       1996      1995(3)
================================================================================
Net Asset Value,
  Beginning of Year         $10.53     $10.21    $ 9.95     $10.09     $ 9.28
--------------------------------------------------------------------------------
Income (Loss) From
  Operations:
  Net investment
    income (4)                0.42       0.45      0.47       0.48       0.24
  Net realized and
    unrealized
    gain (loss)              (0.09)      0.39      0.26      (0.15)      0.86
--------------------------------------------------------------------------------
Total Income
  From Operations             0.33       0.84      0.73       0.33       1.10
--------------------------------------------------------------------------------
Less Distributions From:
  Net investment income      (0.43)     (0.47)    (0.47)     (0.47)     (0.23)
  Net realized gains         (0.13)     (0.05)       --         --      (0.06)
--------------------------------------------------------------------------------
Total Distributions          (0.56)     (0.52)    (0.47)     (0.47)     (0.29)
--------------------------------------------------------------------------------
Net Asset Value,
  End of Year               $10.30     $10.53    $10.21     $ 9.95     $10.09
--------------------------------------------------------------------------------
Total Return                  3.21%      8.30%     7.49%      3.26%     12.10%++
--------------------------------------------------------------------------------
Net Assets, End of
  Year (000s)               $1,652     $  875    $  822     $  554     $  386
--------------------------------------------------------------------------------
Ratios to Average
  Net Assets:
  Expenses (4)                1.44%      1.42%     1.42%      1.39%      1.38%+
  Net investment
    income                    4.09       4.30      4.63       4.63       4.81+
--------------------------------------------------------------------------------
Portfolio Turnover
  Rate                          41%        42%       27%        22%        21%
================================================================================

(1)   On June 12, 1998, Class C shares were renamed Class L shares.
(2) Per share amounts have been calculated using the monthly average shares method.
(3)   For the period from December 8, 1994 (inception date) to May 31, 1995.
(4) The investment adviser waived all or part of its fees for the year ended May 31, 1996, and the period ended May 31, 1995. If such fees were not waived, the per share effect on net investment income and the expense ratios would have been as follows:

              Per Share Decreases               Expense Ratios
            to Net Investment Income           Without Fee Waiver
            ------------------------           ------------------
               1996          1995                1996      1995
               ----          ----                ----      ----
              $0.02          $0.01               1.56%     1.56%+

++ Total return is not annualized, as it may not be representative of the total return for the year.
 +    Annualized.


--------------------------------------------------------------------------------
24                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

The Board of Directors and Shareholders
Smith Barney Arizona Municipals Fund Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney Arizona Municipals Fund Inc. as of May 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1999 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Smith Barney Arizona Municipals Fund Inc. as of May 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                                  /s/ KPMG LLP

July 15, 1999
New York, New York


--------------------------------------------------------------------------------
Smith Barney Arizona Municipals Fund Inc.                                     25

--------------------------------------------------------------------------------
Tax Information (unaudited)
--------------------------------------------------------------------------------

For Federal tax purposes the Fund hereby designates for the fiscal year ended May 31, 1999:

      -- 100.00% of the dividends paid by the Fund from net investment income as tax-exempt for regular Federal income tax purposes.

      --    Long-term capital gain distributions paid of $655,925.


--------------------------------------------------------------------------------
26                                            1999 Annual Report to Shareholders

                      [This page intentionally left blank]

                      [This page intentionally left blank]

                                                            SALOMON SMITH BARNEY
                                                    ----------------------------
                                                    A member of citigroup [LOGO]

Directors

Herbert Barg
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane
Burt N. Dorsett
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon, Chairman
Cornelius C. Rose, Jr.

James J. Crisona, Emeritus

Officers

Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Joseph P. Deane
Vice President and
Investment Officer

Paul A. Brook
Controller

Christina T. Sydor
Secretary

Investment Adviser
and Administrator

SSBC Fund Management Inc.

Distributor

CFBDS, Inc.

Custodian

PNC Bank, N.A.

Transfer Agent

First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of the shareholders of Smith Barney Arizona Municipals Fund Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

Salomon Smith Barney is a service mark of Salomon Smith Barney, Inc.


Smith Barney Arizona
Municipals Fund Inc.

388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com